WARRANTS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
WARRANTS
18.	WARRANTS

On December 27, 2007, the Company issued 6,951,871 warrants to purchase 6,951,871 common shares of the Company at an exercise price equal to $45.815, exercisable through December 27, 2014. All of these warrants remain outstanding as of December 31, 2012.